SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Common shares issued upon the exercise of stock options, Shares	205,000	510,000
Common shares issued upon the exercise of stock options, Amount	$ 50,350	$ 150,600
Common shares upon the exercise of warrants, Shares	3,469,500	3,965,000
Common shares upon the exercise of warrants, Amount	$ 520,524	$ 404,750
2017-2018 NCIB [Member]
Disclosure of transactions between related parties [line items]
Common shares purchased	681,500	1,344,000
Common shares cancelled	1,114,000	911,500
Treasury share		432,500
Share purchase description	Pursuant to the NCIB, the Company may purchase up to 3,844,000 common shares up until June 26, 2018, which represents approximately 10% of the total public float (being total issued shares, less shares held by insiders, and their associates and affiliates).
2018-2019 NCIB [Member]
Disclosure of transactions between related parties [line items]
Common shares issued upon the exercise of stock options, Shares	810,000
Common shares issued upon the exercise of stock options, Amount	$ 194,400
Common shares purchased and cancelled	2,781,000
Treasury share	0	0
Share purchase description	Pursuant to the NCIB, the Company may purchase up to 3,938,462 common shares up until July 30, 2019, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates).
Stock options [Member]
Disclosure of transactions between related parties [line items]
Stock option grant percent	10.00%
Barrick [Member]
Disclosure of transactions between related parties [line items]
Common shares returned to treasury and cancelled, Shares	(4,150,000)